Consolidated Statements of Comprehensive Income/(Loss) (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest and finance costs to related party	$ 509	$ 20	$ 0